Voluntary Reorganization Under Chapter 11 of the United States Bankruptcy Code Voluntary Reorganization Under Chapter 11 of the United States Bankruptcy Code (Tables)	12 Months Ended
Dec. 31, 2011
Voluntary Reorganization under Chapter 11 of the US Bankruptcy Code [Abstract]
Reorganization Items [Table Text Block]
Reorganization items, net included in the consolidated financial statements, including the amounts associated with the Company's discontinued operations, is comprised of the following:

	Nine Months Ended October 1	Year Ended December 31
	2010	2009
	(Dollars in Millions)
Gain on settlement of Liabilities subject to compromise	$(956)	$—
Professional fees and other direct costs, net	129	60
Gain on adoption of fresh-start accounting	(106)	—
	$(933)	$60

Cash payments for reorganization expenses	$111	$26